Note 16 - Earnings (Loss) Per Share (Details) - Earnings Per Share: (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Earnings Per Share [Abstract]
Weighted average number of common shares outstanding – basic	61,909	62,029	64,719
Impact of stock options assumed exercised	31	1	90
Weighted average number of common shares outstanding – diluted	61,940	62,030	64,809
Basic and diluted earnings (loss) per share from continuing operations (in Dollars per share)	$ 3.83	$ (0.47)	$ 0.67
Basic and diluted loss per share from discontinued operations (in Dollars per share)			$ (0.41)
Basic and diluted earnings (loss) per share (in Dollars per share)	$ 3.83	$ (0.47)	$ 0.26